THE SPECTRA FUNDS
                                111 Fifth Avenue
                            New York, New York 10003

July 27, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      The Spectra Funds (File Nos. 033-98102 and 811-01743)

Dear Ladies and Gentlemen:

On behalf of The Spectra Funds (the "Fund"), transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 21 under the Securities Act and Post Effective Amendment No. 34 under the Investment Company Act of 1940, as amended (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

Should members of the Staff have any questions or comments regarding the Amendment, they should call the undersigned at 212.806.8833.

Very truly yours,

/s/ Lisa Moss
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Lisa Moss
Assistant Secretary